Income Tax: (Details Narrative) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023
Income Tax Disclosure [Abstract]
The Companys Income Tax Receivable			$ 8,100,000
[custom:IncomeTaxPayable-0]		$ 9,700,000
[custom:UnrecognizedTaxBenefitsInclusiveOfInterest-0]	$ 17,993,926	$ 17,798,883